Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Schedule of Related Party Balances and Transactions

The components of transactions to related parties is as follows:

	December 31	December 31
	2017	2016
Payables to related parties
Hunter Dickinson Services Inc. (b)	$540	$240
Key management personnel (a)	93	–
RSU liability (a)	419	–
	$1,052	$240

Key Management Personnel [Member]
Statement Line Items [Line Items]
Schedule of Outstanding Balances

Transactions	2017	2016 [5]
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$3,306	$2,274
Amounts paid and payable to KMP [2]	2,438	2,262
Bonuses paid to KMP [3]	1,660	–
	7,404	4,536
Share-based compensation [4]	4,650	2,428
Total compensation	$12,054	$6,964

Notes to previous table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in 2 below, are employed by the Group through Hunter Dickinson Services Inc. (“HDSI”) (refer (b)).

2.	Represents short term employee benefits, including salaries and director’s fees paid and payable to the Group’s independent directors, PLP CEO, PMC Chair and PLP EVP, SVP and VP.

3.	Performance bonuses were paid to the PLP CEO for the 2015 and 2016 fiscal years, incentive bonuses were paid or payable to the SVP, Corporate Development, VP, Engineering (payable to HDSI) and the PLP VP Permitting. In addition, the Group’s CEO and CFO were paid an incentive bonus/compensation for 2016.

4.	Includes cost of DSUs, RSUs and share purchase options issued during the period.

5.	In the year ended December 31, 2016, the amounts paid and payable to KMP have been revised to correct for a non-material disclosure omission. This omission had no effect on the Statement of Loss and Comprehensive Loss and loss and diluted loss per share.

Hunter Dickinson Services Inc. [Member]
Statement Line Items [Line Items]
Schedule of Outstanding Balances

For the year ended December 31, 2017, and 2016, the aggregate value of transactions were as follows:

Transactions	2017	2016
Services rendered by HDSI:	$5,219	$3,584
Technical	2,329	1,157
Engineering	741	83
Environmental	736	375
Socioeconomic	699	660
Other technical services	153	39
General and administrative	2,890	2,427
Management, corporate communications, secretarial, financial and administration	2,225	1,908
Shareholder communication	665	519
Reimbursement of third party expenses	658	499
Conferences and travel	309	175
Insurance	62	54
Office supplies and information technology	287	270

Total value of transactions	$5,877	$4,083